FINANCE AND INVESTMENT INCOME, FINANCE COSTS AND REVALUATION AND RETRANSLATION OF FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2025
Analysis of income and expense [abstract]
Summary of Finance and Investment Income, Finance Costs and Revaluation and retranslation of Financial Instruments
Finance and investment income arise from:

	2025	2024	2023
	£m	£m	£m
Financial assets measured at amortised cost	62	123	111
Financial assets measured at fair value through profit and loss	13	11	13
Other interest income	3	3	3
	78	137	127
Finance costs arise from:

	2025	2024	2023
	£m	£m	£m
Interest on bank overdrafts, bonds and bank loans	245	309	273
Interest expense related to lease liabilities	98	98	106
Interest on other long-term employee benefits	5	6	6
Net interest expense on pension plans	4	4	4
	352	417	389
Revaluation and retranslation of financial instruments include:

	2025	2024	2023
	£m	£m	£m
Movements in fair value of derivative financial instruments	22	(17)	(3)
Premium on the early repayment of bonds	—	(16)	—
Revaluation of investments and other assets held at fair value through profit or loss	4	(24)	(21)
Remeasurement of put options over non-controlling interests	(7)	(10)	(1)
Revaluation of contingent consideration liabilities	1	1	51
Retranslation of financial instruments	(36)	16	(19)
Net revaluation and retranslation of financial instrument (loss)/gain	(16)	(50)	7